Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,746	$ 690
Restricted cash	298	297
Accounts receivable, net	13,154	14,550
Inventories	18,103	18,959
Deposits, prepayments and other receivables	3,480	3,039
Total current assets	36,781	37,598
Non-current assets:
Property and equipment, net	1,380	830
Right-of-use assets, net	308	628
Accounts receivable, net	1,123
Total non-current assets	2,811	1,458
TOTAL ASSETS	39,592	39,056
Current liabilities:
Accounts payable and accrued liabilities	4,631	4,649
Customer deposits	5,446	3,971
Amounts due to related parties	57	9,308
Bank borrowings	17,968	15,786
Lease liabilities	365	422
Income tax payable	145	314
Total current liabilities	28,612	34,450
Long-term liabilities:
Bank borrowings	1,887	991
Lease liabilities	180	525
Deferred tax liabilities	38	39
Total long-term liabilities	2,105	1,555
TOTAL LIABILITIES	30,717	36,005
Shareholders’ equity
Ordinary share, par value US$0.0005 per share, 200,000,000 shares authorized, 9,875,000 ordinary shares and 9,000,000 ordinary shares issued and outstanding as of December 31, 2024 and 2023, respectively	5	5
Additional paid-in capital	7,183	1,241
Accumulated other comprehensive loss	(127)	(1)
Retained earnings	1,814	1,806
Total shareholders’ equity	8,875	3,051
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	39,592	39,056
Related Party [Member]
Current assets:
Accounts receivable, net	2,062	3,168
Amounts due from related parties		63
Non-current assets:
Accounts receivable, net	$ 1,089